Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indebtedness [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance	$ 3,712,799	$ 3,724,228	$ 3,543,377
Debt repricing costs			(10,190)
Cash outflows	(453,592)	(3,743,465)	(94,951)
Cash inflows		3,786,082
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 23)		107,065
Loss on repayment (Note 23)	2,284
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	428	22,461	22,497
Loss on voluntary payment (Note 23)			2,828
Gain on repricing (Note 24)			(6,901)
Debt issue costs		(28,082)
Debt issue costs accrued		(573)
Prepayment option at inception – Senior Notes		17,829
Prepayment option at inception – Senior Secured Notes		10,562
Cumulative effect adjustment			(36,072)
Non-cash additions
Interest paid
Interest accrued
Other
Impact of foreign exchange	(74,767)	(183,308)	303,640
Ending balance	3,187,152	3,712,799	3,724,228
Satellite performance incentive payments [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance	46,951	58,913	62,961
Debt repricing costs
Cash outflows	(9,031)	(9,644)	(9,037)
Cash inflows
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 23)
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment
Loss on voluntary payment (Note 23)
Gain on repricing (Note 24)
Debt issue costs
Prepayment option at inception – Senior Notes
Prepayment option at inception – Senior Secured Notes
Cumulative effect adjustment
Non-cash additions
Interest paid
Interest accrued
Other	182	296	191
Impact of foreign exchange	(528)	(2,614)	4,798
Ending balance	37,574	46,951	58,913
Lease liabilities [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance	28,582	369	369
Debt repricing costs
Cash outflows	(1,793)	(1,252)	(29)
Cash inflows
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 23)
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment
Loss on voluntary payment (Note 23)
Gain on repricing (Note 24)
Debt issue costs
Prepayment option at inception – Senior Notes
Prepayment option at inception – Senior Secured Notes
Cumulative effect adjustment		26,851
Non-cash additions	2,788	2,775
Interest paid	(1,649)	(984)
Interest accrued	1,349	1,288
Other	(91)	(236)
Impact of foreign exchange	(135)	(229)	29
Ending balance	$ 29,051	$ 28,582	$ 369